Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100 Investment Based On:
			Summary	Average				Company
	Summary		Compensation	Compensation		Peer Group		Gross
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total		Operating
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	Profit
	PEO¹	to PEO²	NEOs³	NEOs⁴	Return⁵	Return⁶	(thousands)⁷	(thousands)⁸
Year	($)	($)	($)	($)	($)	($)	($)	($)

2024	907,530	907,530	1,030,800	1,418,478	173.98	132.60	101,371	127,703
2023	736,387	736,387	908,421	1,463,757	133.55	96.65	90,374	113,213
2022	804,352	804,352	1,046,354	530,140	98.86	100.39	91,106	116,845
2021	664,050	664,050	975,474	1,330,208	117.82	126.45	87,611	111,442
2020	641,217	641,217	761,975	717,809	80.82	90.69	83,246	102,633

[1] This column represents the amount of total compensation reported for Steven E. Trager, the Chair/CEO, for each corresponding year in the “Total” column of the “Summary Compensation Table” of this Proxy Statement.

[2] This column represents the amount of “compensation actually paid” to the Chair/CEO, as computed in accordance with Item 402(v). The amounts do not reflect the actual amount of compensation earned by or paid to the Chair/CEO during the applicable year. In accordance with the requirements of Item 402(v), no adjustments were made to the Chair/CEO’s total compensation for 2024 to determine the compensation actually paid because the Chair/CEO did not hold equity awards at any time during 2024 or participate in a defined benefit or actuarial pension plan.

[3] This column represents the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the “Summary Compensation Table” section of our Proxy Statements for the applicable year. The names and titles of each of the NEOs (excluding the Chair/CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, Jeffrey A. Starke, CIOO; (ii) for 2023, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, Jeffrey A. Starke, CIOO; (iii) for 2022, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, John T. Rippy, Chief Risk Officer; (iv) for 2021, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and Juan M. Montano, the Chief Mortgage Banking Officer (the “CMBO”); and (v) for 2020, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and Juan M. Montano, CMBO.

[4] This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chair/CEO), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the Chair/CEO) during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group (excluding the Chair/CEO) for the Subject Year to determine the compensation actually paid:

Average
		Reported Value	Average
	Average Reported	of Equity Awards	Non-PEO NEO Adjusted
	Summary	from Summary	Value of
	Compensation	Compensation	Equity Awards	Average Compensation
	Table Total for Non-PEO NEOs (a)	Table for Non-PEO NEOs (b)	(c)	Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)

2024	1,030,800	(278,442)	666,120	1,418,478
(a)	This column reflects the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in fiscal year 2024. Please refer to the “Summary Compensation Table” section of this Proxy Statement.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Stock Awards” and “Option Awards” columns for fiscal year 2024 in the Summary Compensation Table. Please refer to the “Summary Compensation Table” section of this Proxy Statement for the applicable year.
(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2024.

For 2024, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding the Chair/CEO) to arrive at “compensation actually paid” to each NEO (excluding the Chair/CEO) for fiscal year 2024, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding the Chair/CEO) for 2024. This adjusted amount is determined by subtracting the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Subject Year and the addition (or subtraction, as applicable) of the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.

The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date and (y) for PSU awards, the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. The amounts added or subtracted to determine the adjusted average amount for 2024 are as follows:

Average Value of
Dividends or
other
			Average Year				Earnings Paid
			Over Year			Average	on Stock or
			Change	Average		Fair Value	Option Awards
			in Fair Value	Fair Value		at the End	not Otherwise
			of	as of	Change in	of the Prior	Reflected in
			Outstanding	Vesting	Fair Value	Fiscal Year of	Fair Value or
			and	Date of	of Equity	Equity Awards	Total
	Average	Average	Unvested	Equity	Awards	Granted in	Compensation
	Reported Value	Fair Value	Equity	Awards	Granted	Prior Fiscal Year	in the
	of Equity Awards	of Equity	Awards at	Granted	in Prior	that Failed to	Summary	Adjusted
	from Summary	Awards at FYE	FYE Granted	and	Years that	Meet Vesting	Compensation	Average Value of
	Compensation	Granted in	in Prior	Vested in	Vested in	Conditions	Table for the	Equity
	Table	the Year	Years	the Year	the Year	in the Year	Year	Awards
Year	($)	($)	($)	($)	($)	($)	($)	($)

2024	278,442	363,793	178,775	-	112,904	-	10,648	666,120

[5] Company total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021, 2020-2022, 2020-2023, and 2020-2024), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

[6] This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the KBW NASDAQ Bank Index, a published industry index.

[7] This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.

[8] This column represents the amount of Company gross operating profit (pre-tax net income) reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	gross operating profit
Named Executive Officers, Footnote

[3] This column represents the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the “Summary Compensation Table” section of our Proxy Statements for the applicable year. The names and titles of each of the NEOs (excluding the Chair/CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, Jeffrey A. Starke, CIOO; (ii) for 2023, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, Jeffrey A. Starke, CIOO; (iii) for 2022, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, John T. Rippy, Chief Risk Officer; (iv) for 2021, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and Juan M. Montano, the Chief Mortgage Banking Officer (the “CMBO”); and (v) for 2020, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and Juan M. Montano, CMBO.

Peer Group Issuers, Footnote

[6] This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the KBW NASDAQ Bank Index, a published industry index.

PEO Total Compensation Amount	$ 907,530	$ 736,387	$ 804,352	$ 664,050	$ 641,217
PEO Actually Paid Compensation Amount	$ 907,530	736,387	804,352	664,050	641,217
Adjustment To PEO Compensation, Footnote

			Average		Value of Initial Fixed $100 Investment Based On:
			Summary	Average				Company
	Summary		Compensation	Compensation		Peer Group		Gross
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total		Operating
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Shareholder	Net Income	Profit
	PEO¹	to PEO²	NEOs³	NEOs⁴	Return⁵	Return⁶	(thousands)⁷	(thousands)⁸
Year	($)	($)	($)	($)	($)	($)	($)	($)

2024	907,530	907,530	1,030,800	1,418,478	173.98	132.60	101,371	127,703
2023	736,387	736,387	908,421	1,463,757	133.55	96.65	90,374	113,213
2022	804,352	804,352	1,046,354	530,140	98.86	100.39	91,106	116,845
2021	664,050	664,050	975,474	1,330,208	117.82	126.45	87,611	111,442
2020	641,217	641,217	761,975	717,809	80.82	90.69	83,246	102,633

[1] This column represents the amount of total compensation reported for Steven E. Trager, the Chair/CEO, for each corresponding year in the “Total” column of the “Summary Compensation Table” of this Proxy Statement.

[2] This column represents the amount of “compensation actually paid” to the Chair/CEO, as computed in accordance with Item 402(v). The amounts do not reflect the actual amount of compensation earned by or paid to the Chair/CEO during the applicable year. In accordance with the requirements of Item 402(v), no adjustments were made to the Chair/CEO’s total compensation for 2024 to determine the compensation actually paid because the Chair/CEO did not hold equity awards at any time during 2024 or participate in a defined benefit or actuarial pension plan.

Non-PEO NEO Average Total Compensation Amount	$ 1,030,800	908,421	1,046,354	975,474	761,975
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,418,478	1,463,757	530,140	1,330,208	717,809
Adjustment to Non-PEO NEO Compensation Footnote

[3] This column represents the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the “Summary Compensation Table” section of our Proxy Statements for the applicable year. The names and titles of each of the NEOs (excluding the Chair/CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, Jeffrey A. Starke, CIOO; (ii) for 2023, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, Jeffrey A. Starke, CIOO; (iii) for 2022, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and, John T. Rippy, Chief Risk Officer; (iv) for 2021, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and Juan M. Montano, the Chief Mortgage Banking Officer (the “CMBO”); and (v) for 2020, Logan M. Pichel, CEO/Bank, Kevin D. Sipes, CFO, William R. Nelson, Pres/RPG, and Juan M. Montano, CMBO.

[4] This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding the Chair/CEO), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the Chair/CEO) during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group (excluding the Chair/CEO) for the Subject Year to determine the compensation actually paid:

Average
		Reported Value	Average
	Average Reported	of Equity Awards	Non-PEO NEO Adjusted
	Summary	from Summary	Value of
	Compensation	Compensation	Equity Awards	Average Compensation
	Table Total for Non-PEO NEOs (a)	Table for Non-PEO NEOs (b)	(c)	Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)

2024	1,030,800	(278,442)	666,120	1,418,478
(a)	This column reflects the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Total” column of the Summary Compensation Table in fiscal year 2024. Please refer to the “Summary Compensation Table” section of this Proxy Statement.
(b)	This column represents the average of the total amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Stock Awards” and “Option Awards” columns for fiscal year 2024 in the Summary Compensation Table. Please refer to the “Summary Compensation Table” section of this Proxy Statement for the applicable year.
(c)	This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding the Chair/CEO) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2024.

For 2024, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding the Chair/CEO) to arrive at “compensation actually paid” to each NEO (excluding the Chair/CEO) for fiscal year 2024, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding the Chair/CEO) for 2024. This adjusted amount is determined by subtracting the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the Subject Year and the addition (or subtraction, as applicable) of the following for that Subject Year: (i) the year-end fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year.

The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date and (y) for PSU awards, the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. The amounts added or subtracted to determine the adjusted average amount for 2024 are as follows:

Average Value of
Dividends or
other
			Average Year				Earnings Paid
			Over Year			Average	on Stock or
			Change	Average		Fair Value	Option Awards
			in Fair Value	Fair Value		at the End	not Otherwise
			of	as of	Change in	of the Prior	Reflected in
			Outstanding	Vesting	Fair Value	Fiscal Year of	Fair Value or
			and	Date of	of Equity	Equity Awards	Total
	Average	Average	Unvested	Equity	Awards	Granted in	Compensation
	Reported Value	Fair Value	Equity	Awards	Granted	Prior Fiscal Year	in the
	of Equity Awards	of Equity	Awards at	Granted	in Prior	that Failed to	Summary	Adjusted
	from Summary	Awards at FYE	FYE Granted	and	Years that	Meet Vesting	Compensation	Average Value of
	Compensation	Granted in	in Prior	Vested in	Vested in	Conditions	Table for the	Equity
	Table	the Year	Years	the Year	the Year	in the Year	Year	Awards
Year	($)	($)	($)	($)	($)	($)	($)	($)

2024	278,442	363,793	178,775	-	112,904	-	10,648	666,120

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income*

* As disclosed in the Company’s Report on Form 10-K for the year ended December 31, 2022, filed on March 3, 2023 (the “2022 10-K”), the Company’s net income for 2022 was positively impacted by the $13.2 million after-tax settlement, net of associated expenses, of its contract dispute and lawsuit with Green Dot Corporation for Green Dot Corporation’s failure to consummate the purchase of the Bank’s Tax Refund Solutions segment.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Gross Operating Profit**

** As disclosed in the 2022 10-K, the Company’s gross operating profit for 2022 was positively impacted by the $17.1 million pre-tax settlement, net of associated expenses, of its contract dispute and lawsuit with Green Dot Corporation for Green Dot Corporation’s failure to consummate the purchase of the Bank’s Tax Refund Solutions segment.

Total Shareholder Return Vs Peer Group	Company TSR vs. Peer Group TSR
Tabular List, Table

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the most important metrics that the Company uses for both its long-term and short-term incentive awards are selected based on an objective of incentivizing the NEOs to increase the value of the Company’s business for its shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

PEO
Total Company Gross Operating Profit

CEO/Bank, CFO, and CIOO
Total Company Gross Operating Profit
Return on average assets (ROAA)
Efficiency ratios

Pres/RPG
RPG Gross Operating Profit
ROAA
Efficiency ratios

Total Shareholder Return Amount	$ 173.98	133.55	98.86	117.82	80.82
Peer Group Total Shareholder Return Amount	132.6	96.65	100.39	126.45	90.69
Net Income (Loss)	$ 101,371,000	$ 90,374,000	$ 91,106,000	$ 87,611,000	$ 83,246,000
Company Selected Measure Amount	127,703,000	113,213,000	116,845,000	111,442,000	102,633,000
PEO Name	Steven E. Trager
Equity Awards Adjustments, Footnote

The fair value or change in fair value, as applicable, of stock awards and option awards was determined by reference to (x) for RSU awards, the closing price of our common stock on the applicable measurement date and (y) for PSU awards, the closing price of our common stock on the applicable measurement date multiplied by the probability of achievement as of such date. For stock options, the fair value or change in fair value, as applicable, was determined using a Black-Scholes valuation model. The model references the closing stock price, in addition to the stock option’s strike price, expected life, volatility, expected dividend yield, and risk-free rate as of the measurement date. The amounts added or subtracted to determine the adjusted average amount for 2024 are as follows:

Average Value of
Dividends or
other
			Average Year				Earnings Paid
			Over Year			Average	on Stock or
			Change	Average		Fair Value	Option Awards
			in Fair Value	Fair Value		at the End	not Otherwise
			of	as of	Change in	of the Prior	Reflected in
			Outstanding	Vesting	Fair Value	Fiscal Year of	Fair Value or
			and	Date of	of Equity	Equity Awards	Total
	Average	Average	Unvested	Equity	Awards	Granted in	Compensation
	Reported Value	Fair Value	Equity	Awards	Granted	Prior Fiscal Year	in the
	of Equity Awards	of Equity	Awards at	Granted	in Prior	that Failed to	Summary	Adjusted
	from Summary	Awards at FYE	FYE Granted	and	Years that	Meet Vesting	Compensation	Average Value of
	Compensation	Granted in	in Prior	Vested in	Vested in	Conditions	Table for the	Equity
	Table	the Year	Years	the Year	the Year	in the Year	Year	Awards
Year	($)	($)	($)	($)	($)	($)	($)	($)

2024	278,442	363,793	178,775	-	112,904	-	10,648	666,120

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	[8] This column represents the amount of Company gross operating profit (pre-tax net income) reflected in the Company’s audited financial statements for the applicable year.
PEO | PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Total Company Gross Operating Profit
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 666,120
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(278,442)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	363,793
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,775
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,904
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,648
Non-PEO NEO | CEO/Bank, CFO, CRO | Measure:: 1
Pay vs Performance Disclosure
Name	Total Company Gross Operating Profit
Non-PEO NEO | CEO/Bank, CFO, CRO | Measure:: 2
Pay vs Performance Disclosure
Name	Return on average assets (ROAA)
Non-PEO NEO | CEO/Bank, CFO, CRO | Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency ratios
Non-PEO NEO | Pres/RPG | Measure:: 4
Pay vs Performance Disclosure
Name	RPG Gross Operating Profit
Non-PEO NEO | Pres/RPG | Measure:: 5
Pay vs Performance Disclosure
Name	ROAA
Non-PEO NEO | Pres/RPG | Measure:: 6
Pay vs Performance Disclosure
Name	Efficiency ratios